Capital Stock (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 30, 2013 Share Exchange Agreement [Member]
Preferred stock, shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	90,000,000	90,000,000	0
Preferred stock, shares outstanding	90,000,000	90,000,000	0
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	123,000,000	123,000,000	122,900,000	122,900,000
Common stock, shares outstanding	123,000,000	123,000,000	122,900,000
Share exchange of wholly-owned subsidiary				99.92%